Investment - Summary of Balances and Changes in Joint Ventures (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Joint ventures, beginning		R$ 153,076	R$ 101,954	R$ 122,061
Capital increase		29,203	79,124	31,908
Capital reduction	[1]	(363)
Capital reduction				1,250
Valuation adjustments		1,065	(7,771)	(3,704)
Dividends and interest on equity (gross)		(165)	(5,769)	(32,065)
Share of profit (loss) of joint ventures		(45,812)	(14,462)	(16,246)
Transfer to provision for short-term liabilities		2,096
Joint ventures, ending		139,100	153,076	101,954
Uniao vopak [member]
Disclosure of joint ventures [line items]
Joint ventures, beginning		7,342	7,446	6,096
Capital increase		0	0	0
Capital reduction		0
Valuation adjustments		0	0	0
Dividends and interest on equity (gross)		0	(1,474)	0
Share of profit (loss) of joint ventures		392	1,370	1,350
Transfer to provision for short-term liabilities		0
Joint ventures, ending		7,734	7,342	7,446
Rpr [member]
Disclosure of joint ventures [line items]
Joint ventures, beginning		18,792	20,118	54,739
Capital increase		0	0	0
Capital reduction		0
Valuation adjustments		1,065	(7,771)	(3,704)
Dividends and interest on equity (gross)		(165)	(4,295)	(32,065)
Share of profit (loss) of joint ventures		(21,788)	10,740	1,148
Transfer to provision for short-term liabilities		2,096
Joint ventures, ending		0	18,792	20,118
Connect car [member]
Disclosure of joint ventures [line items]
Joint ventures, beginning		82,818	74,390	61,226
Capital increase		20,000	35,000	31,908
Capital reduction		0
Valuation adjustments		0	0	0
Dividends and interest on equity (gross)		0	0	0
Share of profit (loss) of joint ventures		(21,638)	(26,572)	(18,744)
Transfer to provision for short-term liabilities		0
Joint ventures, ending		81,180	82,818	74,390
Latitude Logística [member]
Disclosure of joint ventures [line items]
Joint ventures, beginning		10,351	0	0
Capital increase		0	10,351	0
Capital reduction		0
Valuation adjustments		0	0	0
Dividends and interest on equity (gross)		0	0	0
Share of profit (loss) of joint ventures		0	0	0
Transfer to provision for short-term liabilities		0
Joint ventures, ending		10,351	10,351	0
Navegantes Logística [member]
Disclosure of joint ventures [line items]
Joint ventures, beginning		23,581	0	0
Capital increase		0	23,581	0
Capital reduction	[1]	(363)
Valuation adjustments		0	0	0
Dividends and interest on equity (gross)		0	0	0
Share of profit (loss) of joint ventures		(1,594)	0	0
Transfer to provision for short-term liabilities		0
Joint ventures, ending		21,624	23,581	0
Nordeste Logística I [Member]
Disclosure of joint ventures [line items]
Joint ventures, beginning		1,930	0	0
Capital increase		303	1,930	0
Capital reduction		0
Valuation adjustments		0	0	0
Dividends and interest on equity (gross)		0	0	0
Share of profit (loss) of joint ventures		(1,409)	0	0
Transfer to provision for short-term liabilities		0
Joint ventures, ending		824	1,930	0
Nordeste Logística II [Member]
Disclosure of joint ventures [line items]
Joint ventures, beginning		4,183	0	0
Capital increase		3,894	4,183	0
Capital reduction		0
Valuation adjustments		0	0	0
Dividends and interest on equity (gross)		0	0	0
Share of profit (loss) of joint ventures		(401)	0	0
Transfer to provision for short-term liabilities		0
Joint ventures, ending		7,676	4,183	0
Nordeste Logística III [Member]
Disclosure of joint ventures [line items]
Joint ventures, beginning		4,079	0	0
Capital increase		5,006	4,079	0
Capital reduction		0
Valuation adjustments		0	0	0
Dividends and interest on equity (gross)		0	0	0
Share of profit (loss) of joint ventures		626	0	0
Transfer to provision for short-term liabilities		0
Joint ventures, ending		R$ 9,711	R$ 4,079	R$ 0

[1]	Refers to reimbursement of expenses that preceded the port auctions and that were apportioned among the members of the consortium.